Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 28 - SUBSEQUENT EVENTS

Paycheck Protection Program

The Consolidated Appropriations Act 2021, was signed into law on December 27, 2020 and provides an additional funding of $284.5 billion under the Paycheck Protection Program (PPP) and the establishment of PPP Second Draw Loans under the Economic Aid to Hard-Hit Small Businesses, Nonprofit, and Venues Act (the “Relief Act”). This additional funding will be fully available from original PPP lenders on January 19, 2021.  As required by the Relief Act, on January 7, 2021, the SBA issued additional guidance (the “SBA Guidance”) providing additional details on certain changes to the existing PPP structure and the new PPP Second Draw Loan, and the PPP Second Draw Loan applications were released on January 11, 2021.

Funds provided under legislation are earmarked both for first time PPP borrowers (subject to original PPP eligibility and limits) as well as ‘Second Draw’ loans for borrows that already received an original PPP loan.  Additional Second Draw eligibility requirements are: (1) entities must have no more than 300 employees, (2) suffered a 25% of more reduction in gross revenues between comparable quarters in 2019 and 2020, (3) some entities previously excluded are eligible for this round, such as local TV, newspaper, and radio, and (4) loan size limited to 2.5 times average monthly payroll with a maximum allowable amount of $2 million.

As of February 22, 2021, we have received SBA approval on, and funded 857 loans totaling $99,357 under the Relief Act.